Share-based payments - Changes in Outstanding Stock Options (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of shares transferable upon exercise
Outstanding at beginning of year (in shares)	0	159	214
Exercised (in shares)	0	(143)	(30)
Forfeitures and cancellations (in shares)	0	(16)	(25)
Outstanding at end of year (in shares)	0	0	159
Vested and exercisable at end of year (in shares)	0	0	159
Additional Disclosures
Aggregate intrinsic value, Exercised	$ 0	$ 2,192	$ 659
Aggregate intrinsic value, Outstanding at end of year	$ 0	$ 0	$ 3,958
1997 Stock Option Plan
Number of shares transferable upon exercise
Outstanding at beginning of year (in shares)	0	0	25
Exercised (in shares)	0	0	0
Forfeitures and cancellations (in shares)	0	0	(25)
Outstanding at end of year (in shares)	0	0	0
Vested and exercisable at end of year (in shares)	0	0	0
Weighted average exercise price
Outstanding at beginning of year (in dollars per share)	$ 0	$ 0	$ 64.51
Exercised (in dollars per share)	0	0	0
Forfeitures and cancellations (in dollars per share)	0	0	64.51
Outstanding at end of year (in dollars per share)	0	0	0
Vested and exercisable at end of year (in dollars per share)	$ 0	$ 0	$ 0
Additional Disclosures
Weighted average remaining life, Outstanding at end of year	0 years	0 years	0 years
Weighted average remaining life, Vested and exercisable at end of year	0 years	0 years	0 years
2010 Stock Option Plan
Number of shares transferable upon exercise
Outstanding at beginning of year (in shares)	0	159	189
Exercised (in shares)	0	(143)	(30)
Forfeitures and cancellations (in shares)	0	(16)	0
Outstanding at end of year (in shares)	0	0	159
Vested and exercisable at end of year (in shares)	0	0	159
Weighted average exercise price
Outstanding at beginning of year (in dollars per share)	$ 0	$ 12.07	$ 11.98
Exercised (in dollars per share)	0	12.13	11.50
Forfeitures and cancellations (in dollars per share)	0	11.50	0
Outstanding at end of year (in dollars per share)	0	0	12.07
Vested and exercisable at end of year (in dollars per share)	$ 0	$ 0	$ 12.07
Additional Disclosures
Weighted average remaining life, Outstanding at end of year	0 years	0 years	8 months 23 days
Weighted average remaining life, Vested and exercisable at end of year	0 years	0 years	8 months 23 days